Document And Entity Information	12 Months Ended
Jun. 30, 2016
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2016
Entity Registrant Name	Propanc Health Group Corp
Entity Central Index Key	0001517681
Entity Filer Category	Smaller Reporting Company